REVENUE FROM CONTRACT WITH CUSTOMERS - Disaggregated Revenues (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregated Revenues
Total revenues	$ 1,464	¥ 10,063	¥ 8,229	¥ 6,689
Leased and owned hotels
Disaggregated Revenues
Total revenues	1,087	7,470	6,338	5,239
Room Revenues
Disaggregated Revenues
Total revenues		6,894	5,842	4,781
Food and Beverage Revenues
Disaggregated Revenues
Total revenues		304	249	218
Others
Disaggregated Revenues
Total revenues		272	247	240
Manachised and franchised hotels
Disaggregated Revenues
Total revenues	368	2,527	1,851	1,419
Initial one-time franchise fee
Disaggregated Revenues
Total revenues		79	59	56
On-going management and service fees
Disaggregated Revenues
Total revenues		983	759	589
Central reservation system usage fees, other system maintenance and support fees
Disaggregated Revenues
Total revenues		630	436	308
Reimbursements for hotel manager fees
Disaggregated Revenues
Total revenues		455	371	321
Other fees
Disaggregated Revenues
Total revenues		380	226	145
Other revenues
Disaggregated Revenues
Total revenues	$ 9	¥ 66	¥ 40	¥ 31